TAXES ON INCOME - Disclosure of detailed information about income tax expense (benefit) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current	$ 688	$ 243		$ 25
Deferred, net	(1,810)	278		(66)
Income tax from previous years	(16)	(21)		303
Income tax expense (benefit)	$ (1,138)	$ 500	[1]	$ 262

[1]	Reclassified in respect of discontinued operations - see Note 24.